Annual Operating Expenses - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund - Fidelity Mid Cap Value Index Fund
Aug. 29, 2023
Operating Expenses:
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%